DFA INVESTMENT DIMENSIONS GROUP INC.	DIMENSIONAL INVESTMENT GROUP INC.
Emerging Markets Value Portfolio (Class R2)	DFA International Value Portfolio (Class R2)

SUPPLEMENT TO THE STATUTORY PROSPECTUSES OF
EACH OF THE CLASS R2 SHARES OF THE PORTFOLIOS LISTED ABOVE

The purpose of this Supplement to the Statutory Prospectuses dated February 28, 2021, of the Class R2 shares of portfolios listed above (each, a “Portfolio”), each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc., is to update the discussion of the Portfolios’ fee waiver and expense assumption agreements. The fee waiver and expense assumption discussions for each Portfolio’s Class R2 shares under the subsection entitled “FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENTS” on pages 73-74 of the Prospectus are replaced in their entirety as follows:
Emerging Markets Value Portfolio
The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio listed below to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.41% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed below (the “Annualized Expense Ratio”). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified below, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified below. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.
Portfolio	Annualized Expense Ratio
Emerging Markets Value Portfolio	0.96%

DFA International Value Portfolio

The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio listed below to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending collateral in The DFA Short Term Investment Fund, to 0.30% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed below (the “Annualized Expense Ratio”). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified below, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified below. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Annualized Expense Ratio
DFA International Value Portfolio	0.79%
The date of this Supplement is April 26, 2021

SUPP042621-016

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